Income tax expense	12 Months Ended
Dec. 31, 2021
Income tax expense
Income tax expense
32	Income tax expense

	For the year ended 31 December
	2021	2020	2019

Current income tax expense	1,039,920	2,821,301	2,481,585
Deferred income tax (Note 30)	(2,969,675)	(658,128)	(470,330)

Total	(1,929,755)	2,163,173	2,011,255

32       Income tax expense (continued)

No Hong Kong profits tax has been provided as there were no estimated assessable profits in Hong Kong for the year (2020 and 2019: Nil).

The Company and its PRC branches and subsidiaries are subject to income tax at 25%, except for certain PRC branches and subsidiaries that are tax exempted or taxed at preferential tax rates, as determined in accordance with the relevant PRC income tax rules and regulations for the years ended 31 December 2021, 2020 and 2019.

The income tax rate applicable to Singapore subsidiaries is 17% (2020: 17%; 2019: 17%). The Company’s overseas subsidiary in Pakistan engaged in the power generation business is entitled to an income tax exemption according to Income Tax Ordinance 2001. Another subsidiary located in Pakistan engaged in the provision of maintenance services. Before 1 July 2019, the subsidiary’s tax liability would be calculated at the highest of  (i) normal tax at the rate of 29% of taxable income; (ii) Alternative Corporate Tax (ACT) at the rate of 17% of accounting profit; and (iii) minimum tax deductible at 8% of the revenue. If the income tax calculated is above normal tax at the rate of 29%, it would be carried forward to subsequent years for settlement against the liabilities of following years. The carry forward time period is 5 years in case of minimum tax and 10 years in case of ACT. However, from 1 July 2019, if the minimum tax liability is above the normal tax calculated, it cannot be carried forward to subsequent years.

The reconciliation of the effective income tax rate from the notional income tax rate is as follows:

	For the year ended 31 December
	2021	2020	2019

PRC statutory enterprise income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of certain subsidiaries	5.80%	(13.88)%	(7.33)%
Utilization of previously unrecognized tax losses and deductible temporary differences	1.97%	(5.50)%	(6.00)%
Unrecognized tax losses for the year	(16.99)%	12.99%	27.76%
Unrecognized deductible temporary differences	(3.16)%	26.17%	34.68%
Effect of non-taxable income	1.04%	(9.34)%	(10.44)%
Effect of non-deductible expenses	(1.06)%	8.70%	3.18%
Others	0.16%	1.17%	(2.38)%

Effective tax rate	12.76%	45.31%	64.47%